INCOME TAXES (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S. operations	$ (532)	$ (147)	$ (30)
Non-U.S. operations	121	326	396
Income (loss) before taxes	(411)	179	366
Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal taxes - current	131	21	(15)
U.S. federal taxes - deferred	46	(56)	(13)
Non-U.S. taxes - current	75	101	32
Non-U.S. taxes - deferred	(832)	9	28
State taxes, net of federal benefit - current	7	2	(1)
State taxes, net of federal benefit - deferred	(3)	0	0
Total provision (benefit) for income taxes	(576)	77	31
Components of Deferred Tax Assets [Abstract]
Inventory	14	16
Intangibles	664	55
Property, plant and equipment	14	16
Warranty reserves	11	17
Pension benefits	47	90
Employee benefits, other than retirement	27	29
Net operating loss, capital loss, and credit carryforwards	120	257
Unremitted earnings of foreign subsidiaries	0	0
Share-based compensation	14	26
Deferred revenue	37	24
Other	11	10
Subtotal	959	540
Tax valuation allowance	(79)	(63)
Total deferred tax assets	880	477
Deferred Tax Liabilities, Gross [Abstract]
Inventory	0	(3)
Intangibles	(66)	(158)
Property, plant and equipment	(23)	(20)
Warranty reserves	(1)	(1)
Pension benefits	(67)	(58)
Deferred Tax Liabilities Employee Benefits	(1)	(1)
Net operating loss, capital loss, and credit carryforwards	0	0
Unremitted earnings of foreign subsidiaries	(5)	(305)
Share-based compensation	0	0
Deferred revenue	(1)	(3)
Other	(1)	(10)
Subtotal	(165)	(559)
Tax valuation allowance	0	0
Total deferred tax liabilities	(165)	(559)
Undistributed Earnings of Foreign Subsidiaries	91
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	4
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Profit before tax times statutory rate	(96)	63	128
State income taxes, net of federal benefit	2	1	(1)
U.S. federal statutory tax rate change	10	0	0
Non-U.S. income taxed at different rates	16	(83)	(88)
Singapore tax incentives and amortization	(591)	0	0
U.S. transition tax and repatriation of foreign earnings	210	5	(42)
Foreign earnings not considered indefinitely reinvested	5	3	39
Remeasurement of deferred taxes on foreign earnings not considered indefinitely reinvested	(304)	0	0
Change in unrecognized tax benefits	86	23	1
U.S. research credits	(10)	(7)	(5)
Share-based compensation	(1)	7	5
Goodwill impairment	99	0	0
Malaysia tax assessment	0	68	0
Other, net	(2)	(3)	(6)
Total provision (benefit) for income taxes	$ (576)	$ 77	$ 31
Effective tax rate (in hundredths)	140.00%	43.00%	8.00%
Impact of the tax holidays decreased in income taxes	$ 567	$ 49	$ 34
The benefit of the tax holidays on net income per share (diluted)	$ 2.97	$ 0.27	$ 0.20
Benefit of tax incentive related to Singapore restructuring on EPS	$ 2.75
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Operating Loss Carryforwards	$ 11
Operating Loss Carryforwards Expiration Duration	2029 through 2036
US Capital Loss Carryforward	$ 3
US State net operating loss carryforwards	98
California Research Credits	23
Foreign net operating loss carryforwards	508
Portion of this foreign loss which will expire in years beginning 2023 through 2027	128
Balance of this foreign loss with an indefinite life	380
Foreign Capital Loss Carryforwards	146
Tax Credit Carryforwards, Foreign	3
Amortization of Intangible Assets	204	$ 131	$ 43
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	146	51	50
Additions due to acquisition	0	22	0
Additions for tax positions related to the current year	93	31	5
Additions for tax positions from prior years	2	52	1
Reductions for tax positions from prior years	(1)	(9)	(4)
Settlements with taxing authorities	(12)	0	0
Statute of limitations expirations	(1)	(1)	(1)
Balance, end of year	227	146	51
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	249
Unrecognized Tax Benefits that Would not Impact Effective Tax Rate	1
Interest and penalties relating to unrecognized tax benefits recognized	2	18	1
Interest and penalties accrued related to unrecognized tax benefits accrued and reported	$ 22	20	$ 2
Penalties paid for Malaysia tax assessment		$ 18